Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	VALLON PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	Two Logan Square100 N. 18th Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	607-8255
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824293
Amendment Flag	false